iClima Distributed Smart Energy ETF

SCHEDULE OF INVESTMENTS at July 31, 2022 (Unaudited)

Common Stocks - 99.8%	Shares	Value
Auto Manufacturers - 7.3%
BYD Co. Ltd. - H Shares (4)	2,247	$81,752
Cummins, Inc.	167	36,958
Tesla, Inc. (1)	42	37,441
		156,151
Auto Parts & Equipment - 1.2%
Proterra, Inc. (1)	4,907	26,449

Commercial Services - 3.6%
Quanta Services, Inc.	365	50,637
Vivint Smart Home, Inc. (1)	5,604	26,787
		77,424
Distribution & Wholesale - 1.6%
Resideo Technologies, Inc. (1)	1,522	34,260

Electric - 2.1%
Ameresco, Inc. - Class A (1)	765	43,773

Electrical Components & Equipment - 17.1%
ABB Ltd. (4)	1,068	32,262
Blink Charging Co. (1)	1,870	39,588
ChargePoint Holdings, Inc. - Class A (1)	2,814	42,520
EnerSys	508	33,482
Generac Holdings, Inc. (1)	134	35,952
Nexans SA (4)	411	39,226
Nuvve Holding Corp. (1)	5,578	19,579
Prysmian SpA (4)	1,117	35,250
Schneider Electric SE (4)	217	29,769
SMA Solar Technology AG (4)	1,066	57,662
		365,290
Electronics - 8.5%
Advanced Energy Industries, Inc.	438	39,197
Itron, Inc. (1)	627	36,617
Smart Metering Systems PLC (4)	3,460	39,578
Trimble, Inc. (1)	520	36,103
Vicor Corp. (1)	401	29,257
		180,752
Energy - Alternate Sources - 33.3%
Ballard Power Systems, Inc. (1)(4)	3,774	30,278
Canadian Solar, Inc. (1)(4)	1,427	52,642

Cleanspark, Inc. (1)	5,646	22,528
Enphase Energy, Inc. (1)	272	77,297
Fluence Energy, Inc. - Class A (1)	2,122	29,156
FuelCell Energy, Inc. (1)	9,041	32,457
ITM Power PLC (1)(4)	10,021	25,974
Landis+Gyr Group AG (4)	570	37,435
Meyer Burger Technology AG (1)(4)	98,975	58,456
Plug Power, Inc. (1)	1,735	37,025
SolarEdge Technologies, Inc. (1)	158	56,901
Stem, Inc. (1)	3,029	34,319
Sunnova Energy International, Inc. (1)	1,991	51,806
SunPower Corp. (1)	2,404	48,969
Sunrun, Inc. (1)	1,529	49,983
Xinyi Solar Holdings Ltd. (4)	38,691	65,751
		710,977
Engineering & Construction - 4.6%
Alfen Beheer BV (1)(4)	509	58,933
MYR Group, Inc. (1)	409	38,949
		97,882
Hand & Machine Tools - 2.0%
Meidensha Corp. (4)	2,776	42,601

Industrial Other - 1.8%
Nibe Industries AB - B Shares (1)(4)	3,771	37,654

Machinery - Construction & Mining - 2.4%
Bloom Energy Corp. - Class A (1)	2,542	51,425

Metal Fabricate & Hardware - 2.3%
Valmont Industries, Inc.	177	48,052

Miscellaneous Manufacturers - 4.1%
Alstom SA (4)	1,160	27,381
Eaton Corp PLC (4)	235	34,872
Siemens AG (4)	238	26,340
		88,593
Retail - 2.6%
EVgo, Inc. - Class A (1)	4,631	41,540
Volta, Inc. - Class A (1)(4)	7,876	14,492
		56,032
Semiconductors - 4.5%
Analog Devices, Inc.	224	38,519
Infineon Technologies AG (4)	907	24,554
NXP Semiconductors NV (4)	180	33,098
		96,171
Software - 0.8%
Veritone, Inc. (1)	2,425	17,048
Total Common Stocks
(Cost $2,435,890)		2,130,534

Short-Term Investments - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund, Class X, 1.696% (2)	5,127	5,127
Total Short-Term Investments
(Cost $5,127)		5,127

Total Investments in Securities - 100.0%
(Cost $2,441,017)		2,135,661
Liabilities in Excess of Other Assets - (0.0)% (3)		(716)
Total Net Assets - 100.0%		$2,134,945

Percentages are stated as a percent of net assets.
(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of July 31, 2022.
(3)	Does not round to 0.1% or (0.1)%, as applicable.
(4)	Foreign issued security.

Summary of Fair Value Exposure at July 31, 2022 (Unaudited)

The iClima Distributed Smart Energy ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$—	$2,130,534	$—	$—	$2,130,534
Short-Term Investments	—	5,127	—	—	5,127
Total Investments in Securities	$—	$2,135,661	$—	$—	$2,135,661

(1) See Schedule of Investment for the industry breakout.